Segment Information	3 Months Ended
Mar. 31, 2013
Notes To Financial Statements [Abstract]
Segment Information
Segment Information
As of March 31, 2013, MAALP owned or had an ownership interest in 151 multifamily apartment communities in 12 different states from which it derived all significant sources of earnings and operating cash flows. Senior management evaluates performance and determines resource allocations by reviewing apartment communities individually and in the following reportable operating segments:

•	Large market same store communities are generally communities:

◦	in markets with a population of at least one million and at least 1% of the total public multifamily REIT units; and

◦	that MAALP has owned and have been stabilized for at least a full 12 months and have been identified as a disposition property by the Board of Directors.

•	Secondary market same store communities are generally communities:

◦	in markets with populations of more than one million but less than 1% of the total public multifamily REIT units or in markets with a population of less than one million; and

◦	that MAALP has owned and have been stabilized for at least a full 12 months and have been identified as a disposition property by the Board of Directors.

•
Non same store communities and other includes recent acquisitions, communities in development or lease-up and communities that have been identified as a disposition by the Board of Directors. Also included in non same store communities are non multifamily activities, which represent less than 1% of our portfolio.

On the first day of each calendar year, MAALP determines the composition of our same store operating segments for that year as well as adjusting the previous year, which allows MAALP to evaluate full period-over-period operating comparisons. Properties in development or lease-up will be added to the same store portfolio on the first day of the calendar year after they have been owned and stabilized for at least a full 12 months. A property becomes stabilized when it reaches 90% occupancy for at least 90 days.  MAALP utilizes net operating income, or NOI, in evaluating the performance of the segments.  Total NOI represents total property revenues less total property operating expenses, excluding depreciation and amortization, for all properties held during the period regardless of their status as held for sale. MAALP believes NOI is a helpful tool in evaluating the operating performance of its segments because it measures the core operations of property performance by excluding partnership level expenses and other items not related to property operating performance.
Revenues and NOI for each reportable segment for the three-month periods ended March 31, 2013 and 2012, were as follows (dollars in thousands):

	Three months ended March 31,
	2013	2012
Revenues
Large Market Same Store	$57,278	$53,932
Secondary Market Same Store	44,249	42,673
Non-Same Store and Other	18,363	7,255
Total property revenues	119,890	103,860
Management fee income	178	269
Total operating revenues	$120,068	$104,129

NOI
Large Market Same Store	$34,580	$31,436
Secondary Market Same Store	26,706	25,057
Non-Same Store and Other	11,132	5,780
Total NOI	72,418	62,273
Discontinued operations NOI included above	—	(1,835)
Management fee income	178	269
Depreciation and amortization	(30,350)	(26,755)
Acquisition expense	(10)	(20)
Property management expense	(4,778)	(4,924)
General and administrative expense	(2,890)	(3,029)
Interest and other non-property income	18	114
Interest expense	(14,112)	(12,792)
(Loss) gain on debt extinguishment	(61)	20
Amortization of deferred financing costs	(765)	(656)
Net casualty gain (loss) and other settlement proceeds	16	(9)
Gain (loss) from real estate joint ventures	54	(31)
Discontinued operations	—	9,859
Net income attributable to noncontrolling interests	(159)	(148)
Net income available for Mid-America Apartments, L.P. common unitholders	$19,559	$22,336

Assets for each reportable segment as of March 31, 2013 and December 31, 2012, were as follows (dollars in thousands):

	March 31, 2013	December 31, 2012
Assets
Large Market Same Store	$1,194,556	$1,108,827
Secondary Market Same Store	697,986	654,315
Non-Same Store and Other	623,459	728,209
Corporate assets	39,373	38,520
Total assets	$2,555,374	$2,529,871